Basis of Presentation - Disclosure of Exchange Rates used for the Change in Balance Sheet (Details) kr in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 USD ($)	[2]
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Total assets	$ 12,873	$ 6,414	[1]	kr 45,811	$ 5,232		kr 35,289
Total liabilities	7,026	1,277		9,114	545		3,679
Total shareholders' equity	$ 5,847	$ 5,137	[1]	36,697	$ 4,687	[2]	31,610	$ 3,915
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Total assets				(39,397)			(30,057)
Total liabilities				(7,837)			(3,134)
Total shareholders' equity				kr (31,560)			kr (26,923)

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 and Note 1.4 for more information.